Long-term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Amount	$ 695.2	$ 629.8
Debt issue costs	(3.4)	(0.5)
Total	691.8	629.3
Less: current portion	(8.9)	0.0
Total long-term debt	682.9	629.3
Affiliates [Member]
Line of Credit Facility [Line Items]
Total long-term debt	141.3	56.1
Non Affiliated Entity [Member]
Line of Credit Facility [Line Items]
Total long-term debt	541.6	573.2
Line of Credit [Member] | Affiliate VTTI Project Loan - ATB Phase 2 Facility [Member]
Line of Credit Facility [Line Items]
Amount	75.2	56.1
Debt issue costs	0.0	0.0
Total	75.2	56.1
Line of Credit [Member] | MLP Related Party Loan Agreement [Member]
Line of Credit Facility [Line Items]
Amount	75.0	0.0
Debt issue costs	0.0	0.0
Total	75.0	0.0
Line of Credit [Member] | VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount	104.0	573.7
Debt issue costs	(0.2)	(0.5)
Total	103.8	573.2
Senior Notes [Member] | Senior Unsecured Notes [Member]
Line of Credit Facility [Line Items]
Amount	441.0	0.0
Debt issue costs	(3.2)	0.0
Total	$ 437.8	$ 0.0